Post-Employment Obligations - Schedule of Measured at Fair Value (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Assets of the pension plan	R$ 375	R$ 410	R$ 579
Non convertible debentures issued by the company [member]
IfrsStatementLineItems [Line Items]
Assets of the pension plan	96	137	302
Shares issued by the company [member]
IfrsStatementLineItems [Line Items]
Assets of the pension plan	4	3
Real estate properties of the foundation occupied by the company [member]
IfrsStatementLineItems [Line Items]
Assets of the pension plan	R$ 275	R$ 270	R$ 277